Share-Based Compensation and Equity - Unrecognized Compensation Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 24,087
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 3,460
Weighted-Average Period	1 year 3 months 18 days
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 9,099
Weighted-Average Period	1 year 9 months 19 days
Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized Cost	$ 11,528
Weighted-Average Period	1 year 8 months 12 days